GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Patent amortization costs	$ 0	$ 34,070
Patents costs are amortized remaining life	7 to 16 years
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Patent amortization costs	$ 51,028	$ 14,212